Note 8 - Other Borrowings and Unused Lines of Credit (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 19, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member] Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2011 Maximum [Member] 364-day Revolving Note [Member]	Dec. 31, 2012 Maturing in 2016 [Member] Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2011 Maturing in 2016 [Member] Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2012 Maturing in 2019 [Member] Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2011 Maturing in 2019 [Member] Wholesale Repurchase Agreements With Caps Expiring In Conjunction with Put Options [Member]	Dec. 31, 2012 Expiring in 2013 [Member] Wholesale Repurchase Agreements With Caps Expiring In Conjunction with Put Options [Member]	Dec. 31, 2012 Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2011 Wholesale Purchase Agreements with Embedded Interest Rate Cap Options [Member]	Dec. 31, 2012 Wholesale Repurchase Agreements Modified in Current Period [Member]	Dec. 31, 2012 Wholesale Repurchase Agreements Modified In Current Year New Rate [Member]	Dec. 31, 2012 364-day Revolving Note [Member]	Dec. 31, 2011 364-day Revolving Note [Member]	Dec. 31, 2010 364-day Revolving Note [Member]	Dec. 31, 2012 Series A Subordinated Notes [Member]	Dec. 31, 2011 Series A Subordinated Notes [Member]	Mar. 19, 2010 Series A Subordinated Notes [Member]
Other Borrowings		$ 138,239,762	$ 136,231,663		$ 20,000,000	$ 20,000,000	$ 35,000,000	$ 30,000,000	$ 30,000,000	$ 15,000,000	$ 50,000,000	$ 65,000,000	$ 25,000,000		$ 5,600,000	$ 3,600,000		$ 2,639,762	$ 2,631,663
Debt Instrument, Interest Rate, Stated Percentage				0.00%									3.77%	3.21%						6.00%
Debt Instrument, Basis Spread on Variable Rate															2.50%		3.00%
Debt Instrument, Interest Rate at Period End															2.71%	3.27%
Private Placement Units (in Shares)	2,700
Proceeds from Issuance of Debt	2,700,000
Private Placement Price Per Unit (in Dollars per share)	$ 1,000
Debt Instrument, Face Amount																				1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																				20
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 1.00	$ 1	$ 1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																				10.00
Warrants Exercised (in Shares)		54,000
Proceeds from Warrant Exercises		$ 540,000